Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 31 December 2020 as reported 2,806 180,355 9,238 929 13,053 6,370 212,751
Impact of policy change 5) - 2,726 - - 110 - 2,836
Cost at 31 December 2020 as restated 2,806 183,082 9,238 929 13,163 6,370 215,587
Additions through business combinations 0 2 0 0 1 0 4
Additions and transfers 39 7,311 95 27 (396) 148 7,225
Disposals at cost (1,496) (1,975) (70) (353) (25) (501) (4,420)
Assets reclassified to held for sale 0 (1,010) (563) 0 0 (91) (1,664)
Foreign currency translation effects (13) (4,052) (220) (6) (130) (77) (4,497)
Cost at 31 December 2021 1,335 183,358 8,481 596 12,614 5,850 212,234
Accumulated depreciation and impairment
losses at 31 December 2020 (2,596) (132,427) (8,005) (524) (1,275) (2,251) (147,079)
Depreciation (68) (9,136) (232) (42) 0 (930) (10,408)
Impairment losses (42) (2,092) (401) (21) (390) (17) (2,962)
Reversal of impairment losses 0 1,675 0 0 0 2 1,677
Transfers 61 (1,319) 0 (61) 1,319 (11) (11)
Accumulated depreciation and impairment
on disposed assets 1,448 1,785 59 326 21 480 4,118
Accumulated depreciation and impairment
assets classified as held for sale 0 825 461 0 0 82 1,367
Foreign currency translation effects 9 2,926 192 2 (18) 27 3,138
Accumulated depreciation and impairment
losses at 31 December 2021 (1,188) (137,763) (7,926) (320) (344) (2,619) (150,159)
Carrying amount at 31 December 2021 147 45,595 555 276 12,270 3,231 62,075
Estimated useful lives (years)

3 - 20
UoP
1)

15 - 20

10 - 33
2)

1 - 20
3)
(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 31 December 2019 as reported 2,818 179,063 8,920 909 10,371 5,339 207,422
Impact of policy change
5)
- 1,762 - - 37 - 1,799
Cost at 31 December 2019 as restated 2,818 180,825 8,920 909 10,408 5,339 209,221
Additions and transfers 68 7,782 110 27 2,478 968 11,433
Disposals at cost (28) (243) (7) 0 (5) (13) (295)
Assets reclassified to held for sale (66) (9,095) 0 (15) (159) 0 (9,335)
Foreign currency translation effects 13 3,812 214 7 441 75 4,563
Cost at 31 December 2020 2,806 183,082 9,238 929 13,163 6,370 215,587
Accumulated depreciation and impairment
losses at 31 December 2019 (2,395) (125,327) (7,051) (475) (892) (1,329) (137,469)
Depreciation (102) (8,240) (248) (23) 0 (874) (9,488)
Impairment losses (201) (4,667) (516) (36) (445) (25) (5,889)
Reversal of impairment losses 0 218 0 0 0 0 218
Transfers 18 (68) (1) 0 41 0 (10)
Accumulated depreciation and impairment
on disposed assets 27 231 7 0 1 11 278
Accumulated depreciation and impairment
assets classified as held for sale 65 8,373 0 12 75 0 8,525
Foreign currency translation effects (9) (2,947) (196) (3) (56) (35) (3,244)
Accumulated depreciation and impairment
losses at 31 December 2020 (2,596) (132,427) (8,005) (524) (1,275) (2,251) (147,079)
Carrying amount at 31 December 2020 209 50,654 1,232 405 11,888 4,119 68,508
Estimated useful lives (years)

3 - 20
UoP 1)

15 - 20

20 - 33
2)

1 - 19
3)
Depreciation according to unit of production method (UoP), see note 2 Significant accounting policies .
2)

Land is not depreciated
. Buildings include leasehold improvements.
3)

Depreciation linearly over contract period.
4)

See note 23 Leases.
5)

See note 2 Significant accounting policies and note 21 Provisions and other liabilities. For 2020 table, additions and currency
lines are also impacted by the policy change.

Impairments [text block]
Full year Property, plant and equipment

Intangible assets
3)

Total
(in USD million) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Producing and development assets 1) 1,285 5,671 3,230 (2) 680 608 1,283 6,351 3,838
Goodwill 1) 1 42 164 1 42 164
Other intangible assets 1) 0 8 41 0 8 41
Acquisition costs related to oil and gas prospects 2) 154 657 49 154 657 49
Total net impairment loss/(reversal) recognised 1,285 5,671 3,230 154 1,386 863 1,439 7,057 4,093
Producing and development assets, refining and manufacturing plants, goodwill and other intangible assets are subject to
impairment assessment under IAS 36. The total net impairment losses recognised under IAS 36 in 2021 amount to USD
1.285
billion, compared to 2020 when the net impairment amounted to USD 6.401 billion, including impairment of acquisition costs - oil
and gas prospects (intangible assets).
2)

Acquisition costs related to exploration activities, subject to impairment assessment under the successful efforts method (IFRS
6).
3)

See note 12 Intangible assets
.

Impairment of the carrying amount of impaired asset [text block]
At 31 December 2021 At 31 December 2020
(in USD million)
Valuation
method
Carrying
amount after
impairment
Net impairment
loss/ (reversal)
Carrying
amount after
impairment
Net impairment
loss/ (reversal)
Exploration & Production Norway
VIU 5,379 (1,102) 7,042 1,219
Exploration & Production USA - onshore
VIU 1,979 8 4,676 (19)
FVLCOD 0 40 1,122 2,331
Exploration & Production USA - offshore Gulf of Mexico
VIU 798 18 2,808 305
North America - offshore other areas
VIU 0 0 53 146
FVLCOD 0 (22) 0 0
Europe and Asia
VIU 1,566 1,609 3,687 1,280
Marketing, Midstream & Processing
VIU 632 486 1,297 824
FVLCOD 236 230 668 228
Right of use assets/Other
VIU 16 (2) 265 36
FVLCOD 4 17 0 0
Total
10,610 1,282 21,619 6,351